Fair Values of Assets and Liabilities (Recurring basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value on a recurring basis
Trading account securities	$ 35,573	$ 91,205
Available-for-sale and other securities	7,308,753	7,566,175
MSR's	34,236	35,202	65,001
Derivative assets	153,880
Level 3 [Member] | U.S. Treasury [Member]
Assets measured at fair value on a recurring basis
Trading account securities		0
Recurring Basis [Member]
Assets measured at fair value on a recurring basis
Mortgage loans held for sale	278,928	452,949
Trading account securities	35,573	91,205
Available-for-sale and other securities	6,987,762	7,258,100
Automobile loans	52,286	142,762
MSR's	34,236	35,202
Derivative assets	200,029	385,697
Liabilities measured at fair value on a recurring basis
Securitization trust notes payable	0	0
Derivatives	129,274	152,188
Other liabilities		0
Short-term borrowings	(1,089)
Recurring Basis [Member] | U.S. Treasury [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	51,604	52,311
Recurring Basis [Member] | Federal agencies - mortgage backed securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	3,566,221	4,264,670
Recurring Basis [Member] | TLGP securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0
Recurring Basis [Member] | Federal agencies: Other agencies [Member]
Assets measured at fair value on a recurring basis
Trading account securities	834	0
Available-for-sale and other securities	319,888	359,626
Recurring Basis [Member] | Municipal securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	2,180	15,218
Available-for-sale and other securities	1,145,992	501,000
Recurring Basis [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	49,104	71,568
Recurring Basis [Member] | Asset-backed Securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	1,091,040	1,029,083
Recurring Basis [Member] | Covered Bonds [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	285,874	290,625
Recurring Basis [Member] | Corporate debt [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	457,240	668,142
Recurring Basis [Member] | Other securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	32,559	75,987
Available-for-sale and other securities	20,799	21,075
Recurring Basis [Member] | Level 1 [Member]
Assets measured at fair value on a recurring basis
Mortgage loans held for sale	0	0
Trading account securities	32,081	75,729
Available-for-sale and other securities	68,575	69,488
Automobile loans	0	0
MSR's	0	0
Derivative assets	36,774	6,368
Liabilities measured at fair value on a recurring basis
Securitization trust notes payable	0	0
Derivatives	22,787	6,813
Other liabilities		0
Recurring Basis [Member] | Level 1 [Member] | U.S. Treasury [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	51,604	52,311
Recurring Basis [Member] | Level 1 [Member] | Federal agencies - mortgage backed securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 1 [Member] | TLGP securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0
Recurring Basis [Member] | Level 1 [Member] | Federal agencies: Other agencies [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 1 [Member] | Municipal securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 1 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 1 [Member] | Asset-backed Securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 1 [Member] | Covered Bonds [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 1 [Member] | Corporate debt [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 1 [Member] | Other securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	32,081	75,729
Available-for-sale and other securities	16,971	17,177
Recurring Basis [Member] | Level 2 [Member]
Assets measured at fair value on a recurring basis
Mortgage loans held for sale	278,928	452,949
Trading account securities	3,492	15,476
Available-for-sale and other securities	6,125,091	6,968,572
Automobile loans	0	0
MSR's	0	0
Derivative assets	219,045	465,517
Liabilities measured at fair value on a recurring basis
Securitization trust notes payable	0	0
Derivatives	124,123	228,312
Other liabilities		0
Short-term borrowings	(1,089)
Recurring Basis [Member] | Level 2 [Member] | U.S. Treasury [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 2 [Member] | Federal agencies - mortgage backed securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	3,566,221	4,264,670
Recurring Basis [Member] | Level 2 [Member] | TLGP securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0
Recurring Basis [Member] | Level 2 [Member] | Federal agencies: Other agencies [Member]
Assets measured at fair value on a recurring basis
Trading account securities	834	0
Available-for-sale and other securities	319,888	359,626
Recurring Basis [Member] | Level 2 [Member] | Municipal securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	2,180	15,218
Available-for-sale and other securities	491,455	439,772
Recurring Basis [Member] | Level 2 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	16,964	22,793
Recurring Basis [Member] | Level 2 [Member] | Asset-backed Securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	983,621	919,046
Recurring Basis [Member] | Level 2 [Member] | Covered Bonds [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	285,874	290,625
Recurring Basis [Member] | Level 2 [Member] | Corporate debt [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	457,240	668,142
Recurring Basis [Member] | Level 2 [Member] | Other securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	478	258
Available-for-sale and other securities	3,828	3,898
Recurring Basis [Member] | Level 3 [Member]
Assets measured at fair value on a recurring basis
Mortgage loans held for sale	0	0
Trading account securities	0	0
Available-for-sale and other securities	794,096	220,040
Automobile loans	52,286	142,762
MSR's	34,236	35,202
Derivative assets	3,066	13,180
Liabilities measured at fair value on a recurring basis
Securitization trust notes payable	0	0
Derivatives	676	478
Other liabilities		0
Recurring Basis [Member] | Level 3 [Member] | U.S. Treasury [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 3 [Member] | Federal agencies - mortgage backed securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 3 [Member] | TLGP securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0
Recurring Basis [Member] | Level 3 [Member] | Federal agencies: Other agencies [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 3 [Member] | Municipal securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	654,537	61,228
Recurring Basis [Member] | Level 3 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	32,140	48,775
Recurring Basis [Member] | Level 3 [Member] | Asset-backed Securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	107,419	110,037
Recurring Basis [Member] | Level 3 [Member] | Covered Bonds [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 3 [Member] | Corporate debt [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Level 3 [Member] | Other securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member]
Assets measured at fair value on a recurring basis
Mortgage loans held for sale	0	0
Trading account securities	0	0
Available-for-sale and other securities	0	0
Automobile loans	0	0
MSR's	0	0
Derivative assets	(58,856)	(99,368)
Liabilities measured at fair value on a recurring basis
Securitization trust notes payable	0	0
Derivatives	(18,312)	(83,415)
Other liabilities		0
Recurring Basis [Member] | Netting Adjustments [Member] | U.S. Treasury [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member] | Federal agencies - mortgage backed securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member] | TLGP securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0
Recurring Basis [Member] | Netting Adjustments [Member] | Federal agencies: Other agencies [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member] | Municipal securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member] | Asset-backed Securities [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member] | Covered Bonds [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0
Recurring Basis [Member] | Netting Adjustments [Member] | Corporate debt [Member]
Assets measured at fair value on a recurring basis
Available-for-sale and other securities	0	0
Recurring Basis [Member] | Netting Adjustments [Member] | Other securities [Member]
Assets measured at fair value on a recurring basis
Trading account securities	0	0
Available-for-sale and other securities	$ 0	$ 0